Loans Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Summary of Loans Receivable

Loans receivable consisted of the following at September 30, 2016 and December 31, 2015:

	September 30, 2016	December 31, 2015
Loans receivable	$8,253,490	$8,110,077
Allowance for credit losses	$(1,002,799)	$(985,375)
Loans receivable, net	$7,250,691	$7,124,702

Loans receivable consisted of the following at December 31:

	2015	2014
Loans receivable	$8,110,077	$4,913,279
Allowance for credit losses	(985,375)	(596,963)
Loans receivable, net	$7,124,702	$4,316,316

Reconciliation of Allowance for Credit Losses

A reconciliation of the allowance for credit losses consist of the following at September 30, 2016 and December 31, 2015:

	September 30, 2016	December 31, 2015
Beginning balance, January 1	$985,375	$596,963
Provision for credit losses	$1,000,344	$1,134,518
Loans charged off	$(982,920)	$(746,106)
Ending balance	$1,002,799	$985,375
Basis of assessment:
Individually	$-	$-
Collectively	$1,002,799	$985,375

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2015	2014
Beginning balance	$596,963	$61,319
Provision for credit losses	1,134,518	614,684
Loans charged off	(746,106)	(79,040)
Ending balance	$985,375	$596,963
Basis of Assessment:
Individually	$-	$-
Collectively	$985,375	$596,963

Summary of Age Analysis of Post Due Receivables

The following is an age analysis of past due receivables as of September 30, 2016 and December 31, 2015:

	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
September 30, 2016	$262,403	$173,539	$433,782	$869,724	$7,383,766	$8,253,490	$433,781
December 31, 2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

The following is an age analysis of past due receivables as of December 31, 2015 and 2014:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431
2014	$65,684	$76,198	$124,397	$266,279	$4,647,000	$4,913,279	$124,397

Summary of Loans Receivables Balance by Credit Quality Indicator

The following is a summary of the loan receivable balance as of September 30, 2016 and December 31, 2015 by credit quality indicator:

Credit Score	September 30, 2016	December 31, 2015
550-575	$21,619	-
576-600	$195,543	$149,056
601-650	$3,693,022	$3,397,512
651-700	$3,166,855	$3,230,308
701-750	$938,472	$1,097,225
751-800	$168,883	$185,840
801-850	$52,813	$31,888
851-900	$16,283	$18,248
	$8,253,490	$8,110,077

The following is a summary of the loan receivable balance as of December 31, 2015 and 2014 by credit quality indicator:

Credit Score	2015	2014
Below 575		$-
575-600	149,056	299,040
601-650	3,397,512	2,180,507
651-700	3,230,308	1,737,587
701-750	1,097,225	558,305
751-800	185,840	113,581
801-850	50,136	24,259
	$8,110,077	$4,913,279